VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

March 10, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Voya Equity Trust (the "Registrant")

(File Nos. 333-56881; 811-08817)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") this is to certify that the Prospectus and the Statement of Additional Information that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 175 to the Registrant's Registration Statement on Form N-1A filed on March 8, 2022.

Should you have any questions or comments regarding this filing, please contact Nicholas Ward, Esq. at (212) 309-6566 or the undersigned at 480-477-2649.

Sincerely,

/s/ Paul A. Caldarelli

_________________________

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds

Attachment

cc:Huey P. Falgout, Jr., Esq. Voya Investments, LLC

Elizabeth J. Reza, Esq. Ropes & Gray LLP